Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9: ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Trade payable	$12,858	$15,470
Rent payable	336	183
Professional fees payable	549	1,433

Total accounts payable	$13,743	$17,086

Accrued expenses as of December 31, 2019 and 2018 consist of the following:

	December 31, 2019	December 31, 2018
Accrued salaries	$6,548	$4,746
Taxes	7,887	6,094
Accrued fees	215	266
Accrued bond coupon	4,531	4,531
Accrued interest	1,143	1,305
Other	41	40

Total accrued expenses	$20,365	$16,982